PENSIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Employee	Dec. 31, 2011 Employee	Dec. 31, 2010
Defined contribution scheme:
Defined contribution scheme, charge to net income	$ 800,000	$ 800,000	$ 500,000
Number of Norwegian employees	10	13
Pensions
Defined benefit schemes:
Number of defined benefit schemes	2
Accumulated other comprehensive income, net actuarial loss	17,809,000	15,486,000
Other comprehensive income, tax on actuarial loss	$ 300,000	$ 400,000	$ 0